Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements

4. Fair value measurements

Financial instruments carried at fair value include cash and cash equivalents, restricted cash, marketable securities, and embedded put options. The carrying amount of accounts receivable approximates fair value due to their relatively short maturities.

For assets and liabilities measured at fair value, fair value is the price to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. When determining fair value, we consider the principal or most advantageous market in which it would transact, and assumptions that market participants would use when pricing asset or liabilities.

The accounting standard for fair value establishes a fair value hierarchy based on three levels of inputs, the first two of which are considered observable and the last unobservable. The standard requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of inputs that may be used to measure fair value are as follows:

•	Level 1—Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

•	Level 2—Inputs are other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•

Level 3—Inputs are unobservable that are significant to the fair value of the asset or liability and are developed based on the best information available in the circumstances, which might include our data.

The fair value of debt was measured using Level 2 inputs and approximated its carrying value.

We did not have any cash equivalents or marketable securities as of September 30, 2020 and December 31, 2019.

4. Fair value measurements

Financial instruments carried at fair value include cash and cash equivalents, restricted cash and marketable securities. The carrying amount of accounts receivable, accounts payable, and accrued liabilities approximate fair value due to their relatively short maturities.

For assets and liabilities measured at fair value, fair value is the price to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. When determining fair value, we consider the principal or most advantageous market in which it would transact, and assumptions that market participants would use when pricing asset or liabilities.

The accounting standard for fair value establishes a fair value hierarchy based on three levels of inputs, the first two of which are considered observable and the last unobservable. The standard requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of inputs that may be used to measure fair value are as follows:

•	Level 1—Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

•	Level 2—Inputs are other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•

Level 3—Inputs are unobservable that are significant to the fair value of the asset or liability and are developed based on the best information available in the circumstances, which might include our data.

The fair value of debt was measured using Level 2 inputs and approximated its carrying value.

The following table summarizes the estimated fair value of our cash equivalents and marketable securities:

	As of December 31, 2018
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets:
Money market funds	$3,755	$—	$—	$3,755
Reverse repurchase agreements	—	3,000	—	3,000
Commercial paper	—	8,961	—	8,961
Corporate securities	—	14,406	—	14,406

Total financial assets	$3,755	$26,367	$—	$30,122

We did not have any cash equivalents or marketable securities as of December 31, 2019.